Revenue (Tables)	9 Months Ended
Sep. 30, 2024
Revenue [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods at a point in time in the following categories:

	Three months ended		Nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
	$	$	$	$
Active ingredients	1,707	1,952	6,098	5,929
Pharmaceutical	164	-	167	-
	1,871	1,952	6,265	5,929

Summary of deferred revenue	The following table provides a summary of deferred revenue balances:
	September 30, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	38	1,798	1,836
NK Meditech	8	126	134
	46	1,924	1,970